ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Sep. 25, 2018 $ / shares shares	Aug. 23, 2018 USD ($) Vote $ / shares shares	Aug. 23, 2018 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2015 CNY (¥) shares	Jul. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2022 $ / shares shares	Nov. 30, 2020 CNY (¥)	Sep. 24, 2018 shares	Aug. 22, 2018 $ / shares	Jun. 30, 2018 shares	May 31, 2014 CNY (¥)
Organization and principal activities
Entity incorporation date							2015-01
Common stock, par value per share | $ / shares		$ 0.0001	$ 0.0001
Preferred shares, par value | $ / shares		$ 0.00001	$ 0.00001									$ 0.0001
Stock split ratio			10
Surrender of outstanding shares after share split			90
Foshan Viomi and Beijing Viomi
Organization and principal activities
Percentage of beneficial ownership				100.00%		100.00%
Class A Ordinary Shares
Organization and principal activities
Shares issued								34,200,000
Ordinary shares, issued		4,000,000	4,000,000				101,902,544		104,539,463				33,818,182
Ordinary shares, transferred													16,145,454
Ordinary shares, surrendered													17,672,728
Common stock, par value per share | $ / shares		$ 0.0001	$ 0.0001				$ 0.00001		$ 0.00001
Ordinary shares, shares authorized		346,545,454	346,545,454				4,800,000,000		4,800,000,000
Class B Ordinary Shares
Organization and principal activities
Ordinary shares, issued							102,764,550		102,854,550
Common stock, par value per share | $ / shares							$ 0.00001		$ 0.00001
Ordinary shares, shares authorized							150,000,000		150,000,000
IPO
Organization and principal activities
Shares issued	34,200,000
Ordinary shares, shares authorized		5,000,000,000	5,000,000,000
Dividends value of shares authorized | $		$ 50,000	$ 50,000
Conversion ratio of class B ordinary share into class A ordinary shares			1
IPO | Class A Ordinary Shares
Organization and principal activities
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized		4,800,000,000	4,800,000,000
Ordinary shares, voting rights | Vote		1
IPO | Class B Ordinary Shares
Organization and principal activities
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized		150,000,000	150,000,000
Ordinary shares, voting rights | Vote		10
IPO | ADR
Organization and principal activities
Shares issued	11,400,000
Shares issued price per share | $ / shares	$ 9.00
IPO | Designated Common Stock
Organization and principal activities
Common stock, par value per share | $ / shares		$ 0.00001	$ 0.00001
Ordinary shares, shares authorized		50,000,000	50,000,000
Foshan Viomi
Organization and principal activities
Change in basis of assets and liabilities | $								$ 0
Mr. Chen
Organization and principal activities
Equity investments amount | ¥														¥ 7,500
Initial equity interest percent														60.00%
Mr. Chen | Mr. Chen
Organization and principal activities
Equity investments amount | ¥														¥ 7,500
Tianjin Jinxing
Organization and principal activities
Equity investments amount | ¥														¥ 5,000
Initial equity interest percent														40.00%
Key Management Founders
Organization and principal activities
Equity investments amount | ¥														¥ 2,500
Key Management Founders | Class A Ordinary Shares
Organization and principal activities
Ordinary shares, issued											16,145,454
Red Better Limited | Class B Ordinary Shares
Organization and principal activities
Ordinary shares, issued											33,818,182
Red Better Limited | Key Management Founders | Class A Ordinary Shares
Organization and principal activities
Shares issued				33,818,182	33,818,182	33,818,182
Ordinary shares issued in exchange of interest, value | ¥					¥ 2,500
Red Better Limited | Mr. Chen | Class B Redeemable Convertible Ordinary Shares
Organization and principal activities
Shares issued					67,636,364	67,636,364
Ordinary shares issued in exchange of interest, value | ¥					¥ 5,000
Viomi Limited | Class A Ordinary Shares
Organization and principal activities
Conversion basis of stock				1
Viomi Limited | Class B Ordinary Shares
Organization and principal activities
Shares issued				67,636,364
Ordinary shares issued in exchange of interest, value | ¥					¥ 5,000
Ordinary shares, issued											67,636,364
Conversion basis of stock				1
Viomi Limited | Mr. Chen | Class B Redeemable Convertible Ordinary Shares
Organization and principal activities
Shares issued					67,636,364	67,636,364
Investors | Series A Preferred Shares
Organization and principal activities
Stock issued				18,181,818		18,181,818
Shares issued price per share | $ / shares				$ 1.1		$ 1.1
Stock issued for consideration including conversion of outstanding bridge loans | $						$ 20,000
Outstanding bridge loans | $				$ 5,250		$ 5,250
Sunglow | Guangdong Lizi
Organization and principal activities
Equity investments amount | ¥										¥ 175
Initial equity interest percent										1.00%